Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income

Other income consists of the followings:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Agency income	2,586,019	2,662,034	1,170,664	150,709
Others	—	326	134,230	17,280
Total	2,586,019	2,662,360	1,304,894	167,989